Performance Management	Dec. 29, 2025
Villere Balanced Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Balanced Fund. The bar chart below illustrates how the Balanced Fund’s total returns have varied from year to year. The table below illustrates how the Balanced Fund’s average annual total returns for the 1-year, 5-year and 10-year periods compare with those of a broad measure of market performance and additional indices provided to offer a broader market perspective. The Balanced Fund’s past performance, before and after taxes, is not necessarily an indication of how the Balanced Fund will perform in the future. Updated performance information is available on the Fund’s website at www.villere.com.

Performance Past Does Not Indicate Future [Text]	The Balanced Fund’s past performance, before and after taxes, is not necessarily an indication of how the Balanced Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Balanced Fund.
Performance Additional Market Index [Text]	The table below illustrates how the Balanced Fund’s average annual total returns for the 1-year, 5-year and 10-year periods compare with those of a broad measure of market performance and additional indices provided to offer a broader market perspective.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31*	[1]
Bar Chart Footnotes [Text Block]	The Balanced Fund’s year-to-date return as of the most recent calendar quarter ended September 30, 2025 was 3.78%.
Bar Chart Closing [Text Block]

Best Quarter	4Q, 2020	16.34%
Worst Quarter	1Q, 2020	-18.82%
* The Balanced Fund’s year-to-date return as of the most recent calendar quarter ended September 30, 2025 was 3.78%.
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	3.78%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Worst Quarter
Highest Quarterly Return	16.34%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Best Quarter
Lowest Quarterly Return	(18.82%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares because it assumes the investor received the benefit of a tax deduction.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts
(“IRAs”). The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares because it assumes the investor received the benefit of a tax deduction.
Performance Availability Website Address [Text]	www.villere.com
Villere Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Equity Fund. The bar chart below illustrates how the Equity Fund’s total returns have varied from year to year. The table below illustrates how the Equity Fund’s average annual total returns for the 1-year, 5-year and 10-year periods compare with those of a broad measure of market performance and an additional index provided to offer a broader market perspective. The Equity Fund’s past performance, before and after taxes, is not necessarily an indication of how the Equity Fund will perform in the future. Updated performance information is available on the Fund’s website at www.villere.com.

Performance Past Does Not Indicate Future [Text]	The Equity Fund’s past performance, before and after taxes, is not necessarily an indication of how the Equity Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Equity Fund.
Performance Additional Market Index [Text]	The table below illustrates how the Equity Fund’s average annual total returns for the 1-year, 5-year and 10-year periods compare with those of a broad measure of market performance and an additional index provided to offer a broader market perspective.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31*	[2]
Bar Chart Footnotes [Text Block]	* The Equity Fund’s year-to-date return as of the most recent calendar quarter ended September 30, 2025 was 0.54%.
Bar Chart Closing [Text Block]

Best Quarter	4Q, 2020	20.09%
Worst Quarter	2Q, 2022	-23.07%
* The Equity Fund’s year-to-date return as of the most recent calendar quarter ended September 30, 2025 was 0.54%.
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	0.54%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.09%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.07%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares because it assumes the investor received the benefit of a tax deduction.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares because it assumes the investor received the benefit of a tax deduction.
Performance Availability Website Address [Text]	www.villere.com

[1]	The Balanced Fund’s year-to-date return as of the most recent calendar quarter ended September 30, 2025 was 3.78%.
[2]	The Equity Fund’s year-to-date return as of the most recent calendar quarter ended September 30, 2025 was 0.54%.